Trade receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Disclosure of Trade Receivables Balance
The tables below detail the trade receivables balances as of March 31, 2024 and March 31, 2023:

As of March 31, 2024
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	182,567	65,239	4,548	252,354
Less: Loss allowance	(3,957)	—	(170)	(4,127)
Total	178,610	65,239	4,378	248,227

As of March 31, 2023
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	151,790	38,065	3,676	193,531
Less: Loss allowance	(1,889)	—	(173)	(2,062)
Total	149,901	38,065	3,503	191,469

Disclosure of Age Analysis of Net Trade Receivables

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	143,706	61,126	2,957	207,789
Trade receivables overdue:
Up to 3 months	32,289	4,110	1,070	37,469
3 months - 6 months	1,744	—	120	1,864
More than 6 months	871	3	231	1,105
Total	178,610	65,239	4,378	248,227

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	122,895	30,949	1,434	155,278
Trade receivables overdue:
Up to 3 months	23,379	7,113	1,086	31,578
3 months - 6 months	958	—	537	1,495
More than 6 months	2,669	3	446	3,118
Total	149,901	38,065	3,503	191,469

Disclosure of Movements of the Provision for the Impairment of Trade Receivables
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)	For the financial year ended March 31
Movements of the expected credit losses of trade receivables	2024	2023
Opening balance at April 1	(2,062)	(2,128)
Income statement charge for the year	(3,763)	(614)
Write-offs	236	142
Reversal of unused amounts	1,424	510
Exchange differences	38	28
Closing balance at March 31	(4,127)	(2,062)